Consideration payable and other payables	12 Months Ended
Jun. 30, 2023
Consideration payable and other payables
Consideration payable and other payables
11.	Consideration payable and other payables

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Value added tax and other taxes payable	225,598	245,381	33,959
Accrued payroll	59,834	81,158	11,232
Service fee payables	2,710	3,479	481
Payables related to property management fee	12,102	1,287	178
Contingent liabilities related to legal proceedings	—	1,034	143
Equity purchase payable (1)	19,290	3,990	552
Payables related to the real property companies (2)	73,950	73,950	10,234
Other current liabilities	12,644	22,938	3,175
	406,128	433,217	59,954
(1)	As of June 30, 2022, this amount represented the cash consideration payable to a third party for the acquisition of Grand Doctor (Note 4) of RMB15,300, which has been paid off in July 2022 as well as the cash consideration payable of RMB3,990 to a third party for the acquisition of Shanghai Ziji in May 2020. As of June 30, 2022, this amount represented the cash consideration payable to a third party for the acquisition of Shanghai Ziji of RMB3,990 in May 2020.
(2)	On December 9, 2021, Hywin Wealth Management Co., Ltd. acquires Shanghai Yulan Real Property Co., Ltd., Shanghai Suxiao Real Property Co., Ltd., Shanghai Danxiao Real Property Co. Ltd. and Shanghai Biyu Real Property Co., Ltd. (collectively refer to as the “Real Property Companies”). The Group took over the liabilities from the real property companies to a third party. The payables related to the real property companies amounted to RMB73,950, which is unsecured, interest free and payment on demand.